Consolidated Statement Of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 14,052	$ 4,120
Short term investments	9,929	33,030
Accounts receivable	24,022	11,007
Project advances	1,277	6,431
Other assets	3,703	1,785
Recoverable taxes	692	449
Current assets	53,675	56,822
Non-current assets
Accounts receivable	21,993	15,110
Deferred tax assets	2,338	6,004
Project advances	495	789
Other assets	540	540
Long term investments	1,986	3,669
Property and equipment	3,819	6,464
Intangible assets	22,357	25,457
Non current assets	53,528	58,033
Total assets	107,203	114,855
Current liabilities
Personnel and related taxes	12,802	14,082
Taxes payable	1,070	2,241
Dividends payable	23,259
Other liabilities	6,913	2,718
Current liabilities	44,044	19,041
Non-current liabilities
Personnel liabilities	1,527	1,530
Deferred tax liabilities	185	402
Other liabilities	2,374	5,135
Non-current liabilities	4,086	7,067
Equity
Capital	1	1
Additional paid-in capital	1,557	1,557
Retained earnings	62,001	85,483
Cumulative translation adjustment	(6,244)	(5,884)
Equity attributable to the owners of the Parent	57,315	81,157
Non-controlling interests	1,758	7,590
Equity	59,073	88,747
Total liabilities and equity	$ 107,203	$ 114,855